Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Revenue and Income from Vessel Operations by Segment
The following tables include the Company’s revenues, expenses, other segment items, income (loss) from operations and equity income and gain on distribution from equity-accounted investment by segment, and reconciles such amounts to the Company’s consolidated income before income taxes for the periods presented in these financial statements:

	Year Ended December 31, 2025
	Tankers	Marine Services and Other(1)	Total
	$	$	$
Revenues(1)	824,014	125,506	949,520
Voyage expenses	(317,373)	—	(317,373)
Vessel operating expenses	(131,011)	(107,845)	(238,856)
Charter hire expenses	(42,742)	(2,515)	(45,257)
Depreciation and amortization	(86,630)	—	(86,630)
General and administrative expenses (2)	(46,568)	(8,199)	(54,767)
Gain on sale and write-down of assets (note 14)(3)	99,659	2,086	101,745
Restructuring charges (note 15)(1)	—	(5,568)	(5,568)
Income from operations	299,349	3,465	302,814

Equity income and gain on distribution from equity-accounted investment	9,617	—	9,617
Non-segment reconciling items:
Interest income			36,166
Interest expense			(2,896)
Other - net (note 16)			1,700
Income before income taxes			347,401
(1)Marine Services and Other includes severance costs of $5.6 million resulting from the termination of a management contract related to the Company's Australian operations. The severance costs were fully recovered from the customer, and the recovery is presented in revenues.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.
(3)The gain on sale recorded under Marine Services and Other relates to management fees earned by Teekay Corporation Ltd. from the sale of certain vessels by Teekay Tankers.

	Year Ended December 31, 2024
	Tankers	Marine Services and Other	Elimination (1)	Total
	$	$		$
Revenues (note 3)	1,106,278	114,096	—	1,220,374
Voyage expenses	(405,546)	—	—	(405,546)
Vessel operating expenses	(150,605)	(101,989)	—	(252,594)
Charter hire expenses	(74,379)	(416)	—	(74,795)
Depreciation and amortization	(93,582)	—	—	(93,582)
General and administrative expenses(2)	(48,833)	(11,905)	(320)	(61,058)
Gain on sale and write-down of assets (note 14)	38,080	—	—	38,080
Restructuring charges (note 15)	(5,952)	—	320	(5,632)
Income (loss) from operations	365,461	(214)	—	365,247

Equity income	2,767	—		2,767
Non-segment reconciling items:
Interest income				37,218
Interest expense				(7,542)
Other - net (note 16)				4,334
Income before income taxes				402,024
(1)Relates to inter-segment transactions that are eliminated on consolidation.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.

	Year Ended December 31, 2023
	Tankers	Marine Services and Other	Total
	$	$	$
Revenues (note 3)	1,364,452	100,523	1,464,975
Voyage expenses	(474,371)	—	(474,371)
Vessel operating expenses	(148,960)	(92,625)	(241,585)
Charter hire expenses	(70,836)	—	(70,836)
Depreciation and amortization	(97,551)	—	(97,551)
General and administrative expenses(1)	(45,936)	(11,654)	(57,590)
Gain on sale of vessel (note 14)	10,360	—	10,360
Restructuring charges (note 15)	(1,248)	(429)	(1,677)
Income (loss) from operations	535,910	(4,185)	531,725

Equity income	3,432	—	3,432
Non-segment reconciling items:
Interest income			24,128
Interest expense			(28,009)
Other - net (note 16)			(1,691)
Income before income taxes			529,585
(1)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.
Other Income Statement Items by Segment	The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2025 $	December 31, 2024 $
Tankers	2,995	4,841

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2025 (1) $	December 31, 2024 (1) $
Tankers	1,341,547	1,416,789
Marine Services and Other	45,788	40,995
Cash and cash equivalents	940,735	685,331
Short-term investments	32,000	10,000
Consolidated total assets	2,360,070	2,153,115
(1)There are no differences between the measurements of the segment assets and the Company’s consolidated assets.